Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	September 30,	December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	27,646	41,390
Cash equivalents	62,413	37,030
	90,059	78,420